Reconciliation to Form 5500 (Details) - EBP 010 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation to Form 5500
Difference in net assets on financial statements and Form 5500	$ 32.6	$ 78.5
Difference in net assets during the period	$ 45.9